Financial Expenses, Net	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Other Income and Expenses [Abstract]
Financial Expenses, Net

NOTE 8:- FINANCIAL EXPENSES, NET

	Three months ended June 30,
	2018	2017
	Unaudited

Financial expenses, net:
Bank charges and other	$6	$2
Dividend income	(35)	-
Foreign currency translation adjustments, net	(3)	(38)
Revaluation of warrants to purchase Common Stock	1,277	(151)

	$1,245	$(187)

NOTE 13:-	FINANCIAL EXPENSES, NET

	For the Three months ended March 31,	Year ended December 31,
	2018	2017	2016

Financial expenses, net:
Imputed interest in respect to Convertible Notes	-	15	286
Amortization of debt issuance costs	-	14	16
Amortization of BCF in respect to Convertible Notes	-	1,031	1,034
Issuance of Common Stock to finder fee upon the conversion of Convertible Notes	-	18	-
Adjustment of liability warrants (see also Note 11c2)	-	2,434	-
Revaluation of warrants to purchase Common Stock	(3,494)	2,978	-
Issuance cost related to warrants to investors and placement agent	-	457	-
Other financial expenses, net	6	30	24

Total financial (income) expense	$(3,488)	$6,977	$1,360